Derivative Liabilities (Details) - Schedule of Derivative Expense - USD ($)	9 Months Ended		12 Months Ended
	May 08, 2023	May 24, 2022	May 31, 2022	Dec. 31, 2022
Schedule of Derivative Expense [Abstract]
Fair value of derivative liabilities	$ 954,725	$ 1,483,888	$ 1,483,888
Less: face amount of debt	(555,000)	(979,275)	(979,275)	$ (160,272)
Derivative expense	$ 399,725	$ 504,613	$ 504,613